United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/24

Date of Reporting Period: Six months ended 10/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2023

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2023 through October 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	91.9%
U.S. Treasury Securities	4.2%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 91.9%
		Basic Industry - Chemicals— 0.1%
$ 400,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 368,912
		Basic Industry - Metals & Mining— 0.5%
450,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	381,342
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	155,218
410,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	369,423
750,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	743,931
		TOTAL	1,649,914
		Basic Industry - Paper— 0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	52,781
		Capital Goods - Aerospace & Defense— 2.8%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	276,860
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	268,466
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	171,177
1,590,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,432,149
1,725,000		Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,617,085
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	371,637
580,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	436,448
325,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	311,576
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	924,045
1,175,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,129,937
600,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	546,726
950,000		RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	872,758
600,000		RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	589,780
240,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	221,520
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	312,849
300,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	287,286
		TOTAL	9,770,299
		Capital Goods - Building Materials— 0.9%
1,100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	944,424
1,130,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,099,071
325,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	292,259
290,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	241,124
520,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	390,129
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	180,967
		TOTAL	3,147,974
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— 1.4%
$ 1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	$ 879,203
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	363,203
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	446,059
470,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	441,902
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	496,375
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	548,599
1,000,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.900%, 3/3/2028	978,930
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	637,335
	TOTAL	4,791,606
	Capital Goods - Diversified Manufacturing— 1.8%
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	538,464
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	851,399
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	377,966
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	428,854
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	497,484
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	725,245
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,659,619
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	751,557
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	412,808
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	190,420
	TOTAL	6,433,816
	Communications - Cable & Satellite— 2.3%
1,235,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,207,923
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	648,032
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	860,720
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	204,840
1,610,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	1,455,785
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	986,937
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	756,793
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,308,366
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	633,423
	TOTAL	8,062,819
	Communications - Media & Entertainment— 1.6%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	555,387
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	700,632
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	695,622
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	$ 553,658
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	265,184
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	169,943
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	662,278
600,000	Walt Disney Co., Sr. Unsecd. Note, 2.200%, 1/13/2028	528,661
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	566,724
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	553,188
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	379,295
	TOTAL	5,630,572
	Communications - Telecom Wireless— 2.7%
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	801,094
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,546,343
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	594,758
1,180,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	889,753
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	822,498
690,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	645,156
950,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	861,788
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,469,783
1,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,633,156
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	332,971
	TOTAL	9,597,300
	Communications - Telecom Wirelines— 1.8%
1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	1,141,556
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	618,621
410,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	294,381
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	236,112
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	219,751
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	221,928
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,237,272
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	340,006
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,070,011
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	987,284
	TOTAL	6,366,922
	Consumer Cyclical - Automotive— 4.4%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,336,600
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,380,245
1,590,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,538,618
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	235,862
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	555,909
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	$ 497,861
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	339,531
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	589,951
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	283,666
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	353,689
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	967,872
875,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	857,549
1,400,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.100%, 8/3/2028	1,357,996
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	712,535
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	497,192
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	173,759
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,462,293
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,201,249
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	637,940
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	653,497
	TOTAL	15,633,814
	Consumer Cyclical - Retailers— 2.8%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	218,526
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,277,820
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	530,049
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	359,318
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,216,313
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	511,137
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	255,972
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	453,791
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	674,800
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	675,299
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,066,953
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	1,057,896
550,000	Home Depot, Inc., Sr. Unsecd. Note, 3.900%, 12/6/2028	512,273
460,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	341,076
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	492,920
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	$ 233,556
	TOTAL	9,877,699
	Consumer Cyclical - Services— 2.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	153,453
470,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	454,757
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	758,985
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,124,576
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,184,947
925,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.650%, 12/1/2029	892,134
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	744,816
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	899,448
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	825,132
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	196,612
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	140,679
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	467,691
	TOTAL	7,843,230
	Consumer Non-Cyclical - Food/Beverage— 5.2%
1,250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,202,085
1,050,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.000%, 4/13/2028	987,924
1,550,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,496,439
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,081,829
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,091,750
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,066,107
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	354,764
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	495,014
725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	601,422
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	770,214
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,018,032
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	258,270
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	950,672
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,688,060
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	549,607
1,875,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,623,636
1,165,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.550%, 2/13/2026	1,148,721
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	212,522
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	476,919
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	$ 55,107
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	546,862
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	654,601
	TOTAL	18,330,557
	Consumer Non-Cyclical - Health Care— 2.8%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	523,994
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	457,696
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	67,319
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	154,395
87,404	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	85,610
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	548,445
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	464,774
480,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	470,998
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,867,171
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	410,671
600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	578,377
1,110,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	1,084,612
350,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	338,943
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,199,257
500,000	HCA, Inc., 5.000%, 3/15/2024	498,058
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	76,724
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	952,494
	TOTAL	9,779,538
	Consumer Non-Cyclical - Pharmaceuticals— 4.0%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	461,815
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	536,021
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,056,147
1,060,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	924,095
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	54,959
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,906,328
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	980,011
680,000	Astrazeneca Finance LLC, 1.750%, 5/28/2028	578,971
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	585,827
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	698,365
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,050,259
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,741,804
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	145,352
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	482,707
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	$ 129,507
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	812,798
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	799,622
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	618,295
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	410,492
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	264,408
	TOTAL	14,237,783
	Consumer Non-Cyclical - Products— 0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	893,393
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	598,018
	TOTAL	1,491,411
	Consumer Non-Cyclical - Supermarkets— 0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	137,491
	Consumer Non-Cyclical - Tobacco— 1.8%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	338,609
700,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	587,714
1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,252,958
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	436,368
350,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	340,295
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	961,336
975,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	950,780
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,140,296
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	137,054
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	250,946
	TOTAL	6,396,356
	Energy - Independent— 2.2%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	466,369
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	296,266
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,579,471
1,600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,499,927
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	195,131
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	491,577
1,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,813,132
625,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	607,079
565,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	537,344
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Independent— continued
$ 525,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	$ 412,531
	TOTAL	7,898,827
	Energy - Integrated— 1.9%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,700,376
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	830,404
675,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	510,483
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	944,075
1,300,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,226,879
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,028,150
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	52,657
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	588,671
	TOTAL	6,881,695
	Energy - Midstream— 2.1%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	204,317
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	552,528
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	149,471
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	427,512
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	136,024
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	296,501
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	158,816
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	229,136
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,122,660
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	786,560
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	419,752
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	458,845
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	404,948
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	795,045
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	99,532
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	718,698
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	440,323
	TOTAL	7,400,668
	Energy - Refining— 0.7%
800,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	783,582
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	149,059
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	843,868
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	730,948
	TOTAL	2,507,457
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— 22.5%
$ 1,000,000		American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	$ 914,995
1,000,000		American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	979,641
1,000,000		American Express Co., Sub., 5.625%, 7/28/2034	911,952
915,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	877,341
2,725,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,149,066
1,410,000		Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,216,499
1,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,581,444
800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	769,097
1,750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,432,579
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	467,119
2,240,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,067,975
960,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	850,709
500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	488,855
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	932,119
500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317% (SOFR +1.598%), 10/25/2029	504,033
1,400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,224,858
1,475,000		Citigroup, Inc., 4.125%, 7/25/2028	1,324,640
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	444,752
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,958,474
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	954,616
1,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,221,885
750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	695,555
825,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	767,267
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	229,090
790,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	589,208
785,000		Comerica, Inc., 3.800%, 7/22/2026	711,576
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	965,812
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	432,016
1,425,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,387,442
400,000		Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	389,742
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	288,161
1,225,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,088,237
850,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	623,827
850,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	661,064
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	742,143
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,075,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	$ 1,894,402
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	237,227
500,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561% (SOFR +1.950%), 10/24/2034	497,197
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	892,942
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	671,166
330,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	317,320
500,000		Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	485,652
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	595,782
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,124,467
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,034,086
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,534,889
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	821,863
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	623,544
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,485,018
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	984,756
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	307,746
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,444,657
200,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254% (SOFR +1.810%), 10/23/2034	197,382
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	488,575
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	523,439
320,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 7.413% (SOFR +2.800%), 10/30/2029	320,898
625,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	590,420
600,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	543,904
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	723,481
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,032,582
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	325,401
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,790,461
300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	270,415
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	490,354
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,438,798
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,058,740
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	781,894
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,018,382
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,628,664
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	569,295
92,699	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	38,933
675,000		State Street Corp., Sr. Unsecd. Note, 4.857%, 1/26/2026	663,722
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	$ 1,085,723
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,377,207
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	282,521
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	598,032
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,137,655
1,285,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	1,103,066
875,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	860,740
500,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	461,639
1,200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	1,183,207
250,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	240,465
425,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	391,639
500,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	355,427
1,175,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,023,257
860,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	809,225
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	457,892
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	482,274
500,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 6.491% (SOFR +2.060%), 10/23/2034	491,491
1,395,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,216,370
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	719,768
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,148,589
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,912,147
		TOTAL	79,630,577
		Financial Institution - Broker/Asset Mgr/Exchange— 1.4%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	454,308
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	950,480
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	210,323
965,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	932,086
1,100,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	811,520
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	230,812
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	152,136
840,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	778,976
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	393,659
		TOTAL	4,914,300
		Financial Institution - Finance Companies— 0.9%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	454,240
335,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	282,299
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Finance Companies— continued
$ 675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	$ 625,884
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	619,542
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	560,291
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	136,870
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	678,897
	TOTAL	3,358,023
	Financial Institution - Insurance - Health— 1.8%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	757,913
1,200,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	1,151,661
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,310,401
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,170,894
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	273,867
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,365,548
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	394,542
	TOTAL	6,424,826
	Financial Institution - Insurance - Life— 1.2%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	450,239
625,000	CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	605,336
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	988,473
1,250,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	988,090
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	170,651
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	281,019
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	353,907
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	299,043
	TOTAL	4,136,758
	Financial Institution - Insurance - P&C— 0.4%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	295,850
600,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	568,462
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	229,036
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	469,533
	TOTAL	1,562,881
	Financial Institution - REIT - Apartment— 0.5%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	488,824
470,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	433,137
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	78,611
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Apartment— continued
$ 300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$ 295,281
470,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	350,648
	TOTAL	1,646,501
	Financial Institution - REIT - Healthcare— 1.0%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	241,713
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	324,604
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	162,829
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,054,609
765,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	600,934
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	768,459
600,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	553,621
	TOTAL	3,706,769
	Financial Institution - REIT - Office— 0.7%
645,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	439,792
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	917,481
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	628,322
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	102,465
370,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	237,072
	TOTAL	2,325,132
	Financial Institution - REIT - Other— 0.3%
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	278,671
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	349,095
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	262,331
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	347,329
	TOTAL	1,237,426
	Financial Institution - REIT - Retail— 0.9%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	207,846
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	335,813
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	197,053
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	605,344
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	687,567
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	465,467
600,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	509,782
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	246,122
	TOTAL	3,254,994
	Sovereign— 0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	670,066
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— 4.7%
$ 1,140,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	$ 1,070,101
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,211,121
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	643,846
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	957,295
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	328,065
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	546,966
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	554,264
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	558,511
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	223,931
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	487,155
350,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	334,009
175,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	175,264
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	395,095
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	403,158
350,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	342,457
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,142,547
320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	301,282
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	252,252
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	492,303
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	556,477
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	427,150
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	468,198
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	674,464
550,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	498,961
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,128,348
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	241,559
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	573,023
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	434,994
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	277,545
	TOTAL	16,700,341
	Technology Services— 0.4%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	227,417
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	285,397
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	527,469
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	232,412
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	112,041
	TOTAL	1,384,736
	Transportation - Airlines— 0.0%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	172,627
Semi-Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Transportation - Railroads— 0.5%
$ 350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	$ 311,354
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	261,698
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	516,455
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	542,270
	TOTAL	1,631,777
	Transportation - Services— 1.9%
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	690,995
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	419,449
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	464,986
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	221,988
1,575,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,507,497
855,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	826,448
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	583,652
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	921,575
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	240,772
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	864,974
	TOTAL	6,742,336
	Utility - Electric— 6.0%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	297,109
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	374,404
500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	393,143
1,335,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	1,327,041
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	310,001
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	322,460
580,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	566,286
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	872,889
660,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	649,569
1,750,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	1,691,880
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	503,610
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	588,636
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	563,009
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	182,987
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,329,830
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	604,211
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	484,676
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	683,692
Semi-Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	$ 755,699
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	220,239
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	658,061
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	499,347
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,063,010
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	478,051
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,845,802
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	359,901
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	505,389
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	58,287
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	207,586
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,122,037
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	216,929
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	129,247
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	559,631
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	829,744
	TOTAL	21,254,393
	Utility - Natural Gas— 0.2%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	255,174
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	294,345
	TOTAL	549,519
	TOTAL CORPORATE BONDS (IDENTIFIED COST $346,637,156)	325,593,423
	U.S. TREASURIES— 4.2%
	U.S. Treasury Bonds— 2.1%
7,500,000	United States Treasury Bond, 5.250%, 11/15/2028	7,623,295
	U.S. Treasury Notes— 2.1%
7,500,000	United States Treasury Note, 4.500%, 11/15/2025	7,417,830
	TOTAL U.S. TREASURIES (IDENTIFIED COST $15,139,838)	15,041,125
Semi-Annual Shareholder Report
17

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 3.0%
10,620,303	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3] (IDENTIFIED COST $10,619,410)	$ 10,620,303
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $372,396,404)[4]	351,254,851
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	3,113,157
	TOTAL NET ASSETS—100%	$354,368,008
At October 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	60	$6,370,313	December 2023	$(122,846)
United States Treasury Notes 10-Year Ultra Long Futures	121	$13,168,203	December 2023	$(634,071)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(756,917)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$9,541,346
Purchases at Cost	$134,504,740
Proceeds from Sales	$(133,426,136)
Change in Unrealized Appreciation/Depreciation	$406
Net Realized Gain/(Loss)	$(53)
Value as of 10/31/2023	$10,620,303
Shares Held as of 10/31/2023	10,620,303
Dividend Income	$330,141

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
Semi-Annual Shareholder Report
18

4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$325,554,490	$38,933	$325,593,423
U.S. Treasuries	—	15,041,125	—	15,041,125
Investment Company	10,620,303	—	—	10,620,303
TOTAL SECURITIES	$10,620,303	$340,595,615	$38,933	$351,254,851
Other Financial Instruments:[1]
Liabilities	$(756,917)	$—	$—	$(756,917)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.47	$8.60	$9.60	$9.29	$9.04	$8.93
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.25	0.18	0.23	0.27	0.27
Net realized and unrealized gain (loss)	(0.41)	(0.15)	(0.90)	0.33	0.24	0.19
Total From Investment Operations	(0.25)	0.10	(0.72)	0.56	0.51	0.46
Less Distributions:
Distributions from net investment income	(0.16)	(0.23)	(0.18)	(0.23)	(0.26)	(0.28)
Distributions from net realized gain	—	(0.00)[2]	(0.10)	(0.02)	—	(0.07)
Total Distributions	(0.16)	(0.23)	(0.28)	(0.25)	(0.26)	(0.35)
Net Asset Value, End of Period	$8.06	$8.47	$8.60	$9.60	$9.29	$9.04
Total Return[3]	(2.98)%	1.22%	(7.68)%	5.94%	5.71%	5.34%
Ratios to Average Net Assets:
Net expenses[4]	0.57%[5]	0.57%	0.57%	0.57%	0.57%	0.58%
Net investment income	3.80%[5]	2.95%	1.93%	2.32%	2.83%	3.12%
Expense waiver/reimbursement[6]	0.22%[5]	0.24%	0.26%	0.24%	0.24%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$340,797	$229,337	$122,743	$164,458	$125,942	$104,626
Portfolio turnover[7]	3%	28%	23%	28%	41%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.47	$8.60	$9.60	$9.29	$9.04	$8.93
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.22	0.16	0.20	0.24	0.26
Net realized and unrealized gain (loss)	(0.41)	(0.14)	(0.90)	0.33	0.25	0.18
Total From Investment Operations	(0.26)	0.08	(0.74)	0.53	0.49	0.44
Less Distributions:
Distributions from net investment income	(0.15)	(0.21)	(0.16)	(0.20)	(0.24)	(0.26)
Distributions from net realized gain	—	(0.00)[2]	(0.10)	(0.02)	—	(0.07)
Total Distributions	(0.15)	(0.21)	(0.26)	(0.22)	(0.24)	(0.33)
Net Asset Value, End of Period	$8.06	$8.47	$8.60	$9.60	$9.29	$9.04
Total Return[3]	(3.10)%	0.97%	(7.91)%	5.68%	5.45%	5.08%
Ratios to Average Net Assets:
Net expenses[4]	0.82%[5]	0.82%	0.82%	0.82%	0.82%	0.83%
Net investment income	3.51%[5]	2.57%	1.69%	2.08%	2.58%	2.87%
Expense waiver/reimbursement[6]	0.44%[5]	0.48%	0.49%	0.47%	0.47%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,571	$15,137	$15,999	$19,535	$17,607	$16,943
Portfolio turnover[7]	3%	28%	23%	28%	41%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities
October 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $10,620,303 of investments in affiliated holdings* (identified cost $372,396,404, including $10,619,410 of identified cost in affiliated holdings)	$351,254,851
Due from broker (Note 2)	458,800
Income receivable	3,658,715
Income receivable from affiliated holdings	73,769
Receivable for shares sold	192,095
Prepaid expenses	28,004
Total Assets	355,666,234
Liabilities:
Payable for shares redeemed	590,667
Payable for variation margin on futures contracts	872
Income distribution payable	673,067
Payable for investment adviser fee (Note 5)	4,028
Payable for administrative fee (Note 5)	753
Payable for other service fees (Notes 2 and 5)	12,644
Accrued expenses (Note 5)	16,195
Total Liabilities	1,298,226
Net assets for 43,963,476 shares outstanding	$354,368,008
Net Assets Consist of:
Paid-in capital	$378,962,610
Total distributable earnings (loss)	(24,594,602)
Total Net Assets	$354,368,008
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($340,797,117 ÷ 42,280,099 shares outstanding), no par value, unlimited shares authorized	$8.06
Service Shares:
Net asset value per share ($13,570,891 ÷ 1,683,377 shares outstanding), no par value, unlimited shares authorized	$8.06

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Operations
Six Months Ended October 31, 2023 (unaudited)

Investment Income:
Interest	$6,191,456
Dividends received from affiliated holdings*	330,141
TOTAL INCOME	6,521,597
Expenses:
Investment adviser fee (Note 5)	746,229
Administrative fee (Note 5)	118,232
Custodian fees	8,655
Transfer agent fees	131,823
Directors’/Trustees’ fees (Note 5)	1,092
Auditing fees	16,170
Legal fees	5,390
Portfolio accounting fees	57,561
Distribution services fee (Note 5)	18,185
Other service fees (Notes 2 and 5)	62,396
Share registration costs	24,283
Printing and postage	12,294
Miscellaneous (Note 5)	12,471
TOTAL EXPENSES	1,214,781
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(276,186)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(62,396)
TOTAL WAIVERS AND REIMBURSEMENTS	(338,582)
Net expenses	876,199
Net investment income	5,645,398
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(53) on sales of investments in affiliated holdings*)	(251,935)
Net realized loss on futures contracts	(863,655)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $406 on investments in affiliated holdings*)	(13,363,847)
Net change in unrealized appreciation of futures contracts	(794,624)
Net realized and unrealized gain (loss) on investments and futures contracts	(15,274,061)
Change in net assets resulting from operations	$(9,628,663)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2023	Year Ended 4/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,645,398	$5,045,946
Net realized gain (loss)	(1,115,590)	(1,095,704)
Net change in unrealized appreciation/depreciation	(14,158,471)	514,655
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,628,663)	4,464,897
Distributions to Shareholders:
Institutional Shares	(5,531,078)	(4,427,041)
Service Shares	(260,632)	(369,542)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,791,710)	(4,796,583)
Share Transactions:
Proceeds from sale of shares	174,843,743	166,878,419
Net asset value of shares issued to shareholders in payment of distributions declared	2,822,633	2,973,746
Cost of shares redeemed	(52,351,351)	(63,788,810)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,315,025	106,063,355
Change in net assets	109,894,652	105,731,669
Net Assets:
Beginning of period	244,473,356	138,741,687
End of period	$354,368,008	$244,473,356
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements
October 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
Semi-Annual Shareholder Report
25

such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative
Semi-Annual Shareholder Report
26

expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
27

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $338,582 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2023, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$44,211	$(44,211)
Service Shares	18,185	—
TOTAL	$62,396	$(44,211)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
28

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,125,214 and $94,040, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Shareholder Report
29

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(756,917)*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(863,655)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(794,624)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,001,700	$174,041,917	19,835,102	$165,438,657
Shares issued to shareholders in payment of distributions declared	312,627	2,575,810	313,564	2,630,005
Shares redeemed	(6,112,081)	(50,448,272)	(7,338,800)	(61,404,055)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,202,246	$126,169,455	12,809,866	$106,664,607
Semi-Annual Shareholder Report
30

	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	97,408	$801,826	170,732	$1,439,762
Shares issued to shareholders in payment of distributions declared	29,916	246,823	40,954	343,741
Shares redeemed	(230,853)	(1,903,079)	(284,266)	(2,384,755)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(103,529)	$(854,430)	(72,580)	$(601,252)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,098,717	$125,315,025	12,737,286	$106,063,355
4. FEDERAL TAX INFORMATION
At October 31, 2023, the cost of investments for federal tax purposes was $372,396,404. The net unrealized depreciation of investments for federal tax purposes was $21,898,471. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $200,203 and unrealized depreciation from investments for those securities having an excess of cost over value of $22,098,674. The amounts presented are inclusive of derivative contracts.
As of April 30, 2023, the Fund had a capital loss carryforward of $1,344,328 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$250,516	$1,093,812	$1,344,328
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2023, the Adviser voluntarily waived $270,103 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2023, the Adviser reimbursed $6,083.
Semi-Annual Shareholder Report
31

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$18,185	$(18,185)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2023, FSSC received $431 and reimbursed $44,211 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2023, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2023, the Fee Limit for the Fund’s Institutional Shares and Service Shares
Semi-Annual Shareholder Report
32

was 0.57% and 0.82%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2023, were as follows:
Purchases	$114,061,299
Sales	$8,400,641
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2023, the Fund had no outstanding loans. During the six months ended October 31, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2023, there were no outstanding loans. During the six months ended October 31, 2023, the program was not utilized.
Semi-Annual Shareholder Report
33

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report
34

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
35

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$970.20	$2.82
Service Shares	$1,000	$969.00	$4.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.90
Service Shares	$1,000	$1,021.01	$4.17

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
Semi-Annual Shareholder Report
36

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report
37

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report
38

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
39

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report
40

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report
41

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
Semi-Annual Shareholder Report
42

Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
43

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report
44

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
45

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
46

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report
47

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
50

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
October 31, 2023

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2023 through October 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Bonds	46.6%
Asset-Backed Securities	44.9%
Collateralized Mortgage Obligations	2.1%
Commercial Mortgage-Backed Securities	1.9%
Adjustable Rate Mortgages	0.1%
Mortgage-Backed Securities[3]	0.0%
Derivative Contracts[4]	(0.2)%
Bank Loan Core Fund	0.5%
Securities Lending Collateral[5]	0.2%
Cash Equivalents[6]	4.4%
Other Assets and Liabilities—Net[7]	(0.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 46.6%
		Basic Industry - Metals & Mining— 0.4%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,505,156
		Capital Goods - Aerospace & Defense— 0.3%
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,722,561
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,076,445
		TOTAL	3,799,006
		Capital Goods - Construction Machinery— 1.2%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,483,750
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,019,517
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,764,237
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,818,819
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.545% (SOFR +0.200%), 10/11/2024	2,105,394
		TOTAL	15,191,717
		Capital Goods - Diversified Manufacturing— 1.1%
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,038,990
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,893,386
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	716,691
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,449,187
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,667,729
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,307,004
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,509,082
		TOTAL	13,582,069
		Communications - Media & Entertainment— 0.9%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,707,846
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,618,035
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,763,008
		TOTAL	11,088,889
		Communications - Telecom Wireless— 0.6%
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	3,846,907
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	3,850,183
		TOTAL	7,697,090
		Communications - Telecom Wirelines— 0.3%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	2,976,397
		Consumer Cyclical - Automotive— 4.9%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,929,787
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	$ 4,371,198
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.093% (SOFR +0.750%), 12/13/2024	5,993,178
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	4,990,562
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,013,856
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,029,458
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.964% (SOFR +0.620%), 10/15/2024	4,987,759
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.382% (SOFR +1.040%), 2/26/2027	4,920,567
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	8,924,355
4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,212,533
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,507,609
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,692,382
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,980,731
		TOTAL	60,553,975
		Consumer Cyclical - Retailers— 0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,282,021
		Consumer Non-Cyclical - Food/Beverage— 0.9%
1,500,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,304,179
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	786,173
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,993,854
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,431,915
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,243,680
		TOTAL	10,759,801
		Consumer Non-Cyclical - Health Care— 1.3%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,629,737
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,594,277
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,752,588
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,333,403
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,056,776
		TOTAL	16,366,781
		Consumer Non-Cyclical - Pharmaceuticals— 2.2%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,676,376
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,212,572
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 6.681% (CME Term SOFR 3 Month +1.271%), 12/15/2023	4,550,851
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,767,232
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,560,808
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	$ 3,767,053
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,347,222
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,545,049
		TOTAL	26,427,163
		Consumer Non-Cyclical - Tobacco— 1.3%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,044,525
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,431,636
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	3,929,813
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	3,845,343
		TOTAL	15,251,317
		Energy - Integrated— 0.6%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,162,789
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,586,469
		TOTAL	7,749,258
		Energy - Midstream— 0.6%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,330,672
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,126,231
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,440,665
		TOTAL	6,897,568
		Energy - Refining— 1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,835,815
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,976,979
		TOTAL	13,812,794
		Financial Institution - Banking— 14.4%
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 6.338% (SOFR +1.330%), 10/30/2026	6,018,092
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.942% (SOFR +0.600%), 2/18/2025	1,699,028
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,545,727
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,482,286
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,596,820
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.545% (SOFR +0.200%), 10/25/2024	2,489,124
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,963,930
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.155% (SOFR +0.810%), 1/27/2027	4,967,246
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,765,417
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,258,975
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,968,762
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.764% (SOFR +0.420%), 10/18/2024	$ 4,992,055
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	3,719,877
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,668,512
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,855,509
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,624,210
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.039% (SOFR +0.694%), 1/25/2026	1,145,148
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,869,283
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,196,335
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.744% (SOFR +0.400%), 7/7/2025	6,814,810
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,062,639
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	1,385,576
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,911,466
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.264% (SOFR +0.920%), 10/21/2027	4,006,504
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.462% (SOFR +1.120%), 2/24/2028	3,677,052
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,903,014
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,994,921
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,913,355
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.943% (SOFR +0.600%), 12/10/2025	4,976,641
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.109% (SOFR +0.765%), 9/22/2027	2,463,777
3,820,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 7.413% (SOFR +2.800%), 10/30/2029	3,830,715
2,140,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.970% (SOFR +0.625%), 1/24/2025	2,135,053
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	665,842
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	832,008
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.800% (SOFR +0.455%), 1/25/2024	3,000,123
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,804,361
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,250,259
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.104% (SOFR +0.760%), 9/29/2026	5,900,560
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,789,795
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,925,219
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,537,263
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,994,331
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	$ 2,990,756
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,938,511
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,199,671
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	895,352
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,554,082
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,089,537
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	3,919,153
2,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161% (SOFR +2.446%), 10/30/2029	2,012,332
3,000,000	[2]	UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,879,137
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	5,771,155
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,421,080
		TOTAL	177,272,386
		Financial Institution - Finance Companies— 1.0%
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,425,596
2,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.100%, 1/15/2027	2,460,034
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,775,084
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,969,757
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,726,002
		TOTAL	12,356,473
		Financial Institution - Insurance - Health— 0.4%
2,760,000		The Cigna Group, Sr. Unsecd. Note, 0.613%, 3/15/2024	2,705,705
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,825,781
		TOTAL	4,531,486
		Financial Institution - Insurance - Life— 2.5%
6,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,461,326
1,910,000		CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,849,908
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,949,805
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,414,785
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.674% (SOFR +0.330%), 1/14/2025	4,986,546
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,169,141
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	3,815,982
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,842,126
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.722% (SOFR +0.380%), 8/23/2024	2,998,465
		TOTAL	30,488,084
		Financial Institution - Insurance - P&C— 0.6%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,883,209
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - P&C— continued
$ 1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 6.565% (CME Term SOFR 3 Month +1.171%), 7/15/2027	$ 923,251
		TOTAL	7,806,460
		Technology— 1.6%
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,158,466
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,099,380
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,465,423
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	2,980,369
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,442,148
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,932,433
		TOTAL	20,078,219
		Transportation - Railroads— 0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,178,941
		Transportation - Services— 0.9%
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,228,464
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	4,984,287
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,972,752
		TOTAL	11,185,503
		Utility - Electric— 6.0%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,730,499
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,690,212
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	5,931,601
3,750,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.991% (SOFR +0.650%), 5/13/2024	3,748,995
5,040,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,824,515
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	3,928,974
1,345,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,316,951
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,425,397
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,691,100
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,876,416
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,610,471
2,625,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 5.724% (SOFR +0.380%), 1/12/2024	2,625,042
3,530,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.644% (SOFR +0.300%), 6/28/2024	3,520,178
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.674% (SOFR +0.330%), 10/18/2024	7,361,762
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 1,810,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	$ 1,809,501
3,925,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,812,956
6,155,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,594,986
1,465,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,435,645
5,000,000	Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,916,757
	TOTAL	73,851,958
	Utility - Natural Gas— 1.1%
6,950,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,819,001
7,500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,141,998
	TOTAL	13,960,999
	Utility - Other— 0.1%
1,645,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,606,963
	TOTAL CORPORATE BONDS (IDENTIFIED COST $594,065,886)	573,258,474
	ASSET-BACKED SECURITIES— 44.9%
	Auto Receivables— 28.7%
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,113,282
3,000,000	AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,919,268
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,912,795
1,760,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,686,663
2,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,872,274
2,025,000	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,905,759
5,100,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,688,519
4,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,163,107
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,537,138
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,496,435
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,254,280
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,545,061
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,413,897
737,080	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	719,662
1,049,788	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	1,017,523
286,306	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	279,248
1,452,600	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	1,388,878
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 1,000,000	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	$ 976,976
1,000,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	974,540
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,859,465
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,905,047
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,221,200
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	976,910
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,949,313
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,341,900
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	1,987,088
3,428,309	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	3,390,083
1,245,719	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	1,232,646
1,456,456	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,449,889
3,340,000	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	3,309,788
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,404,006
8,000,000	Enterprise Fleet Financing, LLC 2023-3, Class A2, 6.400%, 3/20/2030	7,998,629
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,389,321
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 7.470%, 6/15/2028	4,971,990
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,817,113
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	4,890,508
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,413,232
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	4,900,253
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,731,890
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	5,596,498
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,436,588
8,500,000	Ford Credit Floorplan Master O 2023-1, Class B, 5.310%, 5/15/2028	8,334,805
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,328,840
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,500,863
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	979,725
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,743,925
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,749,490
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,490,607
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,722,274
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,937,584
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,689,965
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,065,719
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,626,374
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,492,171
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,650,949
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	$ 4,358,610
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	2,963,984
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,211,476
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,684,662
487,835	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	487,142
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,988,831
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,931,466
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,516,531
2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	1,994,034
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,629,344
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 3.870%, 7/15/2027	3,733,536
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,489,750
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	676,081
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	779,690
1,099,064	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	1,070,971
387,905	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	376,453
1,891,654	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,870,187
649,037	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	642,007
1,081,728	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	1,067,629
757,210	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	746,735
790,849	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	788,615
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,936,432
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,538,142
540,000	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	503,707
1,629,946	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	1,605,635
2,710,659	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	2,642,779
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,469,230
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,436,628
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 3,000,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	$ 2,937,188
2,250,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,231,527
6,750,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,676,443
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,869,376
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,256,734
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,607,992
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,515,498
6,330,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,305,057
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,979,181
4,000,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	3,988,634
5,700,000	Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,706,676
5,000,000	Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	4,913,496
3,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,865,770
1,800,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,659,077
1,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,374,592
1,750,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,601,197
1,375,000	World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,257,160
7,110,000	World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,515,341
1,551,709	World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	1,535,014
3,750,000	World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,598,172
3,500,000	World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,198,194
2,550,000	World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,326,330
	TOTAL	352,410,889
	Credit Card— 4.7%
6,000,000	Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,844,588
6,000,000	Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,929,451
2,500,000	Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,453,827
4,600,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,504,182
7,000,000	Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,150,265
3,000,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,613,467
3,290,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	2,892,530
4,000,000	Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,976,465
2,000,000	Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,988,470
2,450,000	Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,375,458
2,349,000	Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,231,815
1,361,000	Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,276,733
2,000,000	Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,944,725
1,350,000	Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,346,258
2,622,000	Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,610,477
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	$ 1,007,805
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,011,165
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,847,887
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 7.200%, 8/28/2028	2,000,890
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	1,997,631
		TOTAL	58,004,089
		Equipment Lease— 6.2%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,030,058
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,920,496
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,207,949
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,932,251
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,483,741
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	4,937,035
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.480%, 4/23/2029	4,145,516
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.770%, 4/23/2029	1,991,029
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 7.450%, 10/22/2029	1,497,829
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,905,345
6,685,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,645,318
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,376,761
8,500,000		Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,637,076
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,114,359
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,690,847
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,696,847
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,348,924
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	997,513
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,502,749
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	3,955,082
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,639,403
2,375,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,375,353
		TOTAL	76,031,481
		Home Equity Loan— 0.0%
5,864	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.928% (1-month USLIBOR +0.480%), 1/15/2028	4,667
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	99,217
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	103,884
		Other— 3.6%
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,080,983
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,506,985
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,954,570
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,397,896
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	$ 7,157,978
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,194,765
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/16/2028	4,197,356
1,057,337		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,005,627
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,220,489
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,329,170
4,880,000		Verizon Master Trust 2023-5, Class C, 6.460%, 9/8/2028	4,872,116
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,424,159
		TOTAL	44,342,094
		Student Loans— 1.7%
670,202	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.115% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	665,123
2,676,250		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,455,884
2,158,456		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,878,841
1,445,867		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,304,588
5,578,201		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	4,738,255
10,392,687	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.143% (CME Term SOFR 1 Month +0.804%), 4/20/2062	10,295,000
136,447		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	135,657
		TOTAL	21,473,348
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $575,808,639)	552,365,785
		COLLATERALIZED MORTGAGE OBLIGATIONS— 2.1%
		Federal Home Loan Mortgage Corporation— 1.1%
2,855		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	2,854
11,821		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	11,113
4,025		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	3,979
328		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	327
282,705	[1]	FHLMC REMIC, Series 3117, Class FE, 5.734% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	275,358
33,267	[1]	FHLMC REMIC, Series 3152, Class WF, 5.894% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	32,576
91,862	[1]	FHLMC REMIC, Series 3317, Class F, 5.834% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	89,287
42,709	[1]	FHLMC REMIC, Series 3542, Class NF, 6.184% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	42,094
147,243	[1]	FHLMC REMIC, Series 3556, Class FA, 6.344% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	146,313
10,017,145		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,707,694
4,916,114	[1]	FHLMC REMIC, Series KF95, Class AL, 5.691% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	4,887,857
73,719		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	73,974
		TOTAL	14,273,426
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— 0.5%
$ 20,674		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	$ 20,670
17,497	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.935% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	17,291
2,273		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	2,212
68,837	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.865% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	67,538
365,618	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.885% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	356,431
45,983	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.435% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	45,560
102,532	[1]	FNMA REMIC, Series 2009-69, Class F, 6.285% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	101,455
155,058	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.975% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	151,571
101,283	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.885% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	99,035
824,228	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.835% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	794,194
681,087	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.785% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	653,436
3,622,930	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.735% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,453,626
6,089	[1]	FNMA, Class FB, 5.935% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,972
		TOTAL	5,768,991
	[1]	Government National Mortgage Association— 0.1%
678,947		GNMA REMIC, Series 2013-H16, Class FA, 5.983% (CME Term SOFR 1 Month +0.654%), 7/20/2063	675,848
484,083		GNMA REMIC, Series 2013-H17, Class FA, 5.993% (CME Term SOFR 1 Month +0.664%), 7/20/2063	482,230
		TOTAL	1,158,078
		Non-Agency Mortgage— 0.4%
1,914		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.776%, 3/25/2033	1,736
3,928,655		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,856,338
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	1,911
64,095		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.395%, 9/25/2034	44,251
558,498		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	439,324
396,201		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	310,317
9,176		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	9,133
164,708	[1]	Washington Mutual 2006-AR15, Class 1A, 5.640% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	146,518
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage— continued
$ 176,101	[1]	Washington Mutual 2006-AR17, Class 1A, 4.350% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	$ 148,584
		TOTAL	4,958,112
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,106,399)	26,158,607
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.9%
		Commercial Mortgage— 1.9%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.881% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,912,524
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,467,034
6,250,000	[1]	ORL TRUST 2023-GLKS 2023-GLKS, Class A, 7.684% (CME Term SOFR 1 Month +2.350%), 10/15/2028	6,234,392
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,578,629)	22,613,950
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
142,269		FHLMC ARM, 4.233%, 3/1/2033	141,409
1,300		FHLMC ARM, 5.342%, 11/1/2030	1,307
		TOTAL	142,716
		Federal National Mortgage Association— 0.1%
158,539		FNMA ARM, 4.069%, 8/1/2033	153,718
165,197		FNMA ARM, 4.614%, 5/1/2034	161,029
66,598		FNMA ARM, 4.641%, 4/1/2028	65,720
7,096		FNMA ARM, 4.685%, 10/1/2027	7,009
59,273		FNMA ARM, 6.026%, 5/1/2040	58,933
		TOTAL	446,409
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $606,560)	589,125
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal National Mortgage Association— 0.0%
33,101		FNMA Pool 728568, 6.500%, 10/1/2033	33,843
		Government National Mortgage Association— 0.0%
231		GNMA Pool 423843, 8.500%, 8/15/2026	232
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,233)	34,075
		INVESTMENT COMPANIES— 5.1%
713,770		Bank Loan Core Fund	6,202,662
1,816,642		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	1,816,642
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
54,341,148	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[4]	$ 54,341,148
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $63,410,851)	62,360,452
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $1,285,612,197)[5]	1,237,380,468
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(8,015,770)
	TOTAL NET ASSETS—100%	$1,229,364,698
At October 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	200	$40,484,375	December 2023	$(145,830)
United States Treasury Notes 5-Year Long Futures	1,200	$125,371,876	December 2023	$(2,037,074)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,182,904)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
Affiliates	Value as of 4/30/2023	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$5,912,739	$296,605	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$1,445,448	$13,804,740	$(13,433,546)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$38,362,130	$318,922,403	$(302,950,291)
TOTAL OF AFFILIATED TRANSACTIONS	$45,720,317	$333,023,748	$(316,383,837)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2023	Shares Held as of 10/31/2023	Dividend Income
$(6,682)	$—	$6,202,662	713,770	$296,609
$—	$—	$1,816,642	1,816,642	$32,107
$840	$6,066	$54,341,148	54,341,148	$1,026,472
$(5,842)	$6,066	$62,360,452	56,871,560	$1,355,188

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$573,258,474	$—	$573,258,474
Asset-Backed Securities	—	552,365,785	0	552,365,785
Collateralized Mortgage Obligations	—	26,158,607	—	26,158,607
Commercial Mortgage-Backed Securities	—	22,613,950	—	22,613,950
Adjustable Rate Mortgages	—	589,125	—	589,125
Mortgage-Backed Securities	—	34,075	—	34,075
Investment Companies	62,360,452	—	—	62,360,452
TOTAL SECURITIES	$62,360,452	$1,175,020,016	$0	$1,237,380,468
Other Financial Instruments:[1]
Liabilities	$(2,182,904)	$—	$—	$(2,182,904)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.52	$8.49	$8.44
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.13	0.08	0.11	0.18	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.06)	(0.33)	0.20	0.03	0.05
Total From Investment Operations	0.05	0.07	(0.25)	0.31	0.21	0.22
Less Distributions:
Distributions from net investment income	(0.11)	(0.13)	(0.08)	(0.12)	(0.18)	(0.17)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.11)	(0.15)	(0.09)	(0.13)	(0.18)	(0.17)
Net Asset Value, End of Period	$8.22	$8.28	$8.36	$8.70	$8.52	$8.49
Total Return[2]	0.61%	0.86%	(2.94)%	3.56%	2.44%	2.59%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4]	0.63%	0.63%	0.62%	0.79%	0.96%
Net investment income	2.66%[4]	1.53%	0.91%	1.23%	2.05%	1.99%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.07%	0.09%	0.08%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$170,551	$220,337	$453,924	$632,973	$91,446	$86,807
Portfolio turnover[6]	18%	27%	37%	20%	39%	40%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019[1]
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.52	$8.49	$8.44
Income From Investment Operations:
Net investment income (loss)[2]	0.12	0.15	0.10	0.14	0.21	0.22
Net realized and unrealized gain (loss)	(0.06)	(0.06)	(0.33)	0.19	0.03	0.05
Total From Investment Operations	0.06	0.09	(0.23)	0.33	0.24	0.27
Less Distributions:
Distributions from net investment income	(0.12)	(0.15)	(0.10)	(0.14)	(0.21)	(0.22)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.12)	(0.17)	(0.11)	(0.15)	(0.21)	(0.22)
Net Asset Value, End of Period	$8.22	$8.28	$8.36	$8.70	$8.52	$8.49
Total Return[3]	0.74%	1.12%	(2.70)%	3.82%	2.87%	3.21%
Ratios to Average Net Assets:
Net expenses[4]	0.37%[5]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.93%[5]	1.82%	1.16%	1.57%	2.47%	2.59%
Expense waiver/reimbursement[6]	0.12%[5]	0.11%	0.10%	0.11%	0.10%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$789,068	$795,779	$1,152,478	$1,131,124	$960,898	$844,119
Portfolio turnover[7]	18%	27%	37%	20%	39%	40%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019[1]
Net Asset Value, Beginning of Period	$8.27	$8.35	$8.69	$8.52	$8.48	$8.44
Income From Investment Operations:
Net investment income (loss)[2]	0.11	0.13	0.08	0.11	0.19	0.20
Net realized and unrealized gain (loss)	(0.06)	(0.06)	(0.33)	0.18	0.04	0.04
Total From Investment Operations	0.05	0.07	(0.25)	0.29	0.23	0.24
Less Distributions:
Distributions from net investment income	(0.11)	(0.13)	(0.08)	(0.11)	(0.19)	(0.20)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.11)	(0.15)	(0.09)	(0.12)	(0.19)	(0.20)
Net Asset Value, End of Period	$8.21	$8.27	$8.35	$8.69	$8.52	$8.48
Total Return[3]	0.60%	0.83%	(2.97)%	3.41%	2.70%	2.89%
Ratios to Average Net Assets:
Net expenses[4]	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.57%
Net investment income	2.64%[5]	1.54%	0.88%	1.30%	2.19%	2.37%
Expense waiver/reimbursement[6]	0.12%[5]	0.10%	0.08%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,198	$148,587	$208,121	$304,881	$337,987	$372,876
Portfolio turnover[7]	18%	27%	37%	20%	39%	40%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.53	$8.49	$8.45
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.16	0.10	0.14	0.21	0.22
Net realized and unrealized gain (loss)	(0.06)	(0.06)	(0.33)	0.18	0.04	0.04
Total From Investment Operations	0.06	0.10	(0.23)	0.32	0.25	0.26
Less Distributions:
Distributions from net investment income	(0.12)	(0.16)	(0.10)	(0.14)	(0.21)	(0.22)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—	—
Total Distributions	(0.12)	(0.18)	(0.11)	(0.15)	(0.21)	(0.22)
Net Asset Value, End of Period	$8.22	$8.28	$8.36	$8.70	$8.53	$8.49
Total Return[2]	0.76%	1.15%	(2.67)%	3.72%	3.02%	3.11%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	2.96%[4]	1.88%	1.20%	1.59%	2.48%	2.66%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.07%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,547	$163,359	$179,549	$205,293	$147,771	$68,022
Portfolio turnover[6]	18%	27%	37%	20%	39%	40%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $1,774,508 of securities loaned and $62,360,452 of investments in affiliated holdings* (identified cost $1,285,612,197, including $63,410,851 of identified cost in affiliated holdings)	$1,237,380,468
Cash	408
Due from broker (Note 2)	1,820,000
Income receivable	4,791,061
Income receivable from affiliated holdings	261,092
Receivable for shares sold	901,860
Total Assets	1,245,154,889
Liabilities:
Payable for investments purchased	10,193,265
Payable for shares redeemed	3,075,385
Payable for variation margin on futures contracts	120,334
Payable for collateral due to broker for securities lending (Note 2)	1,816,642
Income distribution payable	289,133
Payable for investment adviser fee (Note 5)	7,001
Payable for administrative fee (Note 5)	2,611
Payable for Directors’/Trustees’ fees (Note 5)	148
Payable for other service fees (Notes 2 and 5)	61,561
Accrued expenses (Note 5)	224,111
Total Liabilities	15,790,191
Net assets for 149,618,317 shares outstanding	$1,229,364,698
Net Assets Consist of:
Paid-in capital	$1,324,227,798
Total distributable earnings (loss)	(94,863,100)
Total Net Assets	$1,229,364,698
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($170,551,271 ÷ 20,754,127 shares outstanding), no par value, unlimited shares authorized	$8.22
Offering price per share (100/99.00 of $8.22)	$8.30
Redemption proceeds per share	$8.22
Institutional Shares:
Net asset value per share ($789,068,314 ÷ 96,033,778 shares outstanding), no par value, unlimited shares authorized	$8.22
Offering price per share	$8.22
Redemption proceeds per share	$8.22
Service Shares:
Net asset value per share ($113,198,459 ÷ 13,787,235 shares outstanding), no par value, unlimited shares authorized	$8.21
Offering price per share	$8.21
Redemption proceeds per share	$8.21
Class R6 Shares:
Net asset value per share ($156,546,654 ÷ 19,043,177 shares outstanding), no par value, unlimited shares authorized	$8.22
Offering price per share	$8.22
Redemption proceeds per share	$8.22

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2023 (unaudited)

Investment Income:
Interest	$19,719,927
Dividends received from affiliated holdings*	1,323,081
Net income on securities loaned (includes $32,107 earned from affiliated holdings related to cash collateral balances*) (Note 2)	2,545
TOTAL INCOME	21,045,553
Expenses:
Investment adviser fee (Note 5)	1,869,655
Administrative fee (Note 5)	498,712
Custodian fees	23,807
Transfer agent fees (Note 2)	437,870
Directors’/Trustees’ fees (Note 5)	3,946
Auditing fees	16,169
Legal fees	5,381
Portfolio accounting fees	105,328
Other service fees (Notes 2 and 5)	391,728
Share registration costs	70,061
Printing and postage	57,110
Miscellaneous (Note 5)	16,742
TOTAL EXPENSES	3,496,509
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(545,710)
Reimbursement of other operating expenses (Notes 2 and 5)	(161,550)
TOTAL WAIVER AND REIMBURSEMENTS	(707,260)
Net expenses	2,789,249
Net investment income	18,256,304
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $6,066 on sales of investments in affiliated holdings*)	(5,750,476)
Net realized loss on futures contracts	(4,816,820)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(5,842) on investments in affiliated holdings*)	6,379,379
Net change in unrealized appreciation of futures contracts	(5,739,085)
Net realized and unrealized gain (loss) on investments and futures contracts	(9,927,002)
Change in net assets resulting from operations	$8,329,302

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2023	Year Ended 4/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,256,304	$27,362,786
Net realized gain (loss)	(10,567,296)	(32,828,778)
Net change in unrealized appreciation/depreciation	640,294	17,164,014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,329,302	11,698,022
Distributions to Shareholders:
Class A Shares	(2,554,822)	(5,451,023)
Class A2 Shares[1]	—	(1)
Institutional Shares	(11,557,047)	(18,291,825)
Service Shares	(1,613,278)	(3,037,916)
Class R6 Shares	(2,461,780)	(3,546,785)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,186,927)	(30,327,550)
Share Transactions:
Proceeds from sale of shares	184,457,953	605,116,485
Net asset value of shares issued to shareholders in payment of distributions declared	16,632,771	28,613,283
Cost of shares redeemed	(289,929,944)	(1,281,110,464)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,839,220)	(647,380,696)
Change in net assets	(98,696,845)	(666,010,224)
Net Assets:
Beginning of period	1,328,061,543	1,994,071,767
End of period	$1,229,364,698	$1,328,061,543

1	Class A2 Shares were liquidated on August 21, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
On August 21, 2023, the Fund’s Class A2 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $707,260 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended October 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$53,316	$—
Institutional Shares	307,559	(141,249)
Service Shares	66,964	(20,301)
Class R6 Shares	10,031	—
TOTAL	$437,870	$(161,550)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. Prior to their liquidation on August 21, 2023, the Class A2 Shares were also subject to these fees.
For the six months ended October 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$240,413
Service Shares	151,315
TOTAL	$391,728
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities.
Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $213,071,875. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,774,508	$1,816,642
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$2,182,904*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(4,816,820)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(5,739,085)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,058,431	$8,717,186	3,595,915	$29,722,705
Shares issued to shareholders in payment of distributions declared	309,048	2,544,981	659,195	5,437,851
Shares redeemed	(7,220,513)	(59,493,013)	(31,948,617)	(263,886,704)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,853,034)	$(48,230,846)	(27,693,507)	$(228,726,148)
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Class A2 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(12)	(95)	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	(12)	$(95)	—	$—
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,164,402	$141,313,078	60,861,680	$502,453,190
Shares issued to shareholders in payment of distributions declared	1,272,227	10,476,390	2,108,734	17,397,731
Shares redeemed	(18,513,102)	(152,442,610)	(104,763,285)	(866,623,222)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(76,473)	$(653,142)	(41,792,871)	$(346,772,301)
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	715,219	$5,891,402	2,221,122	$18,322,560
Shares issued to shareholders in payment of distributions declared	168,051	1,382,460	319,622	2,632,452
Shares redeemed	(5,055,233)	(41,652,748)	(9,498,872)	(78,306,494)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,171,963)	$(34,378,886)	(6,958,128)	$(57,351,482)
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,464,099	$28,536,287	6,626,957	$54,618,030
Shares issued to shareholders in payment of distributions declared	270,617	2,228,940	381,380	3,145,249
Shares redeemed	(4,411,412)	(36,341,478)	(8,758,565)	(72,294,044)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(676,696)	$(5,576,251)	(1,750,228)	$(14,530,765)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,778,178)	$(88,839,220)	(78,194,734)	$(647,380,696)

1	Class A2 Shares were liquidated on August 21, 2023.
4. FEDERAL TAX INFORMATION
At October 31, 2023, the cost of investments for federal tax purposes was $1,285,612,197. The net unrealized depreciation of investments for federal tax purposes was $50,414,633. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $364,988 and unrealized depreciation from investments for those securities having an excess of cost over value of $50,779,621. The amounts presented are inclusive of derivative contracts.
As of April 30, 2023, the Fund had a capital loss carryforward of $30,482,124 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,529,714	$20,952,410	$30,482,124
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Prior to July 1, 2023 the investment adviser fee was 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2023, the Adviser voluntarily waived $523,131 of its fee and voluntarily reimbursed $161,550 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2023, the Adviser reimbursed $22,579.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Prior to their liquidation on August 21, 2023, the Class A2 Shares were also subject to the Plan at up to 0.25% of average daily net assets of Class A2 Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended ended October 31, 2023, the Fund did not retain any sales charges.

Other Service Fees
For the six months ended October 31, 2023, FSSC received $9,265 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2023, were as follows:
Purchases	$226,121,670
Sales	$332,284,102
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2023, the Fund had no outstanding loans. During the six months ended October 31, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2023, there were no outstanding loans. During the six months ended October 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with
Semi-Annual Shareholder Report

third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.10	$3.23
Institutional Shares	$1,000	$1,007.40	$1.87
Service Shares	$1,000	$1,006.00	$3.28
Class R6 Shares	$1,000	$1,007.60	$1.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.92	$3.25
Institutional Shares	$1,000	$1,023.28	$1.88
Service Shares	$1,000	$1,021.87	$3.30
Class R6 Shares	$1,000	$1,023.43	$1.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.64%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Short-Term Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
Semi-Annual Shareholder Report

Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective July 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2023